Quarterly financial data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Quarterly Financial Data [Abstract]
Operating revenues	$ 472,302	$ 704,265	$ 533,128	$ 420,442	$ 409,583	$ 460,822	$ 358,127	$ 376,331
Operating margin	17,384	64,553	54,269	57,845	30,748	46,025	53,035	64,573	$ 194,051	$ 194,381	$ 217,709
Net margin	$ (10,540)	$ 32,097	$ 18,167	$ 21,980	$ 9,771	$ 8,907	$ 13,145	$ 25,958